STATUTORY RESERVE (Tables)	12 Months Ended
Dec. 31, 2021
STATUTORY RESERVE
Schedule of statutory reserve

Statutory Reserve
Balance – December 31, 2019	$154,451
Appropriation to statutory reserve	—
Balance - December 31, 2020	154,451
Appropriation to statutory reserve	—
Balance - December 31, 2021	$154,451